Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(4) ($)	Company Selected Measure: Market Capitalization Measure (billions)(5) ($)
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,273,573	55,217,304	2,152,347	30,247,360	70	114	(1,622)	8.0

Company Selected Measure Name	Market Capitalization Measure
Named Executive Officers, Footnote	The principal executive officer (“PEO”) in the compensation columns is our Chief Executive Officer, Fidji Simo, and the non-PEO named executive officers (“Non-PEO NEOs”) included in the compensation columns are Nick Giovanni, Morgan Fong, and Asha Sharma.
Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“TSR”), on our common stock and the cumulative TSR on the Standard & Poor’s Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Performance Graph included in the 2023 Annual Report. The table assumes $100 was invested at the market close on September 19, 2023, the date our common stock began trading on Nasdaq. Data for the Peer Group TSR assumes reinvestment of dividends. Our TSR shown is based on historical results and is not intended to suggest future performance.
PEO Total Compensation Amount	$ 5,273,573
PEO Actually Paid Compensation Amount	$ 55,217,304
Adjustment To PEO Compensation, Footnote	The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflect certain adjustments to the amounts reported in the “Total” column in the “Summary Compensation Table” for the PEO and non-PEO NEOs, as set forth below:

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO	2023	5,273,573	—	49,943,731	55,217,304
Non-PEO NEOs(c)	2023	2,152,347	—	28,095,013	30,247,360

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for 2023.
(b)The equity award adjustments include the addition of the following: (i) the year-end fair value of any equity awards granted in 2023 that were outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO	2023	4,699,961	16,785,908	2,798,492	25,659,369	—	—	49,943,731
Non-PEO NEOs	2023	3,731,096	8,442,944	888,641	15,032,332	—	—	28,095,013

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Non-PEO NEO Average Total Compensation Amount	$ 2,152,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,247,360
Adjustment to Non-PEO NEO Compensation Footnote	he amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflect certain adjustments to the amounts reported in the “Total” column in the “Summary Compensation Table” for the PEO and non-PEO NEOs, as set forth below:

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO	2023	5,273,573	—	49,943,731	55,217,304
Non-PEO NEOs(c)	2023	2,152,347	—	28,095,013	30,247,360

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for 2023.
(b)The equity award adjustments include the addition of the following: (i) the year-end fair value of any equity awards granted in 2023 that were outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2023 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2023; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2023, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2023, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO	2023	4,699,961	16,785,908	2,798,492	25,659,369	—	—	49,943,731
Non-PEO NEOs	2023	3,731,096	8,442,944	888,641	15,032,332	—	—	28,095,013

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs in 2023, each as set forth in the table above, and our cumulative TSR over from our initial public offering date to the end of 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and our net income during 2023, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Market Capitalization Measure
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other NEOs, and the Market Capitalization Measure during 2023, each as set forth in the table above.

Total Shareholder Return Vs Peer Group
Cumulative TSR of Instacart and Cumulative TSR of the Peer Group
The following chart compares our cumulative TSR over the period from our initial public offering date to December 31, 2023 to that of the Standard & Poor’s Information Technology Index over the same time period.

Total Shareholder Return Amount	$ 70
Peer Group Total Shareholder Return Amount	114
Net Income (Loss)	$ (1,622,000,000)
Company Selected Measure Amount	8,000,000,000.0
PEO Name	Fidji Simo
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.Market capitalization, as of an applicable measurement date, is (x) the number of fully-diluted shares of our common stock outstanding as of such measurement date, using the treasury stock method, multiplied by (y) the volume-weighted average closing price of our common stock as quoted on Nasdaq over the 30-trading day period preceding such measurement date (the “Market Capitalization Measure”). The PSUs granted to Fidji Simo, Nick Giovanni, and Asha Sharma in December 2022 are divided into four tranches of which three tranches are eligible to vest based on the achievement of certain Market Capitalization Measure goals over a five-year performance period. We do not currently utilize any other financial performance measures, as defined under SEC rules, in our executive compensation programs, and as such, the Market Capitalization Measure as of the end of the applicable fiscal year is the most important financial performance measure used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2023 to our performance. See the section titled “Executive Compensation—Compensation Discussion and Analysis—2023 Executive Compensation Program—Long-Term Incentive Compensation—2022 PSU Awards” for more detail.
Pay Versus Performance Tabular List
We believe that the Market Capitalization Measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023 to our performance. For additional details regarding this financial performance measure, please see the section titled
“Executive Compensation—Compensation Discussion and Analysis—2023 Executive Compensation Program—Long-Term Incentive Compensation—2022 PSU Awards.”
Analysis of the Information Presented in the Pay Versus Performance Table
The following graphs sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our non-PEO NEOs with (i) our cumulative TSR, (ii) our net income (loss), and (iii) the Market Capitalization Measure, in each case, only for the most recently completed fiscal year due to our initial public offering in September 2023. Also shown in the graph below is the relationship between our cumulative TSR to the Peer Group TSR for the same period. As we became subject to SEC reporting requirements in September 2023, we are only required to provide disclosure for one year, which does not allow us to provide meaningful charts illustrating the relationship of Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our non-PEO NEOs with (i) our cumulative TSR, (ii) our net income (loss), and (iii) the Market Capitalization Measure. As additional years are added to the table, we will be able to include charts illustrating this relationship.
Further, the Compensation Actually Paid reported for 2023 includes the full value of the portion of all previously granted equity awards that had satisfied service-based and/or market-based vesting conditions as of September 18, 2023, the effective date of the registration statement on Form S-1 for our initial public offering, due to the satisfaction of the liquidity event-based vesting condition for such RSUs on that date. If we calculated Compensation Actually Paid for 2023 assuming that such equity awards did not have any liquidity event-based vesting conditions, factor into such calculation solely the awards for which service-based vesting was satisfied in 2023 (and not in prior years), the amount reported as Compensation Actually Paid for 2023 would have been approximately $2.4 million for our PEO and approximately $1.4 million for the average of our non-PEO NEOs.
Our executive compensation program emphasizes equity compensation, which we believe demonstrates a longer-term, ownership orientation. As a result of this emphasis, Compensation Actually Paid to our CEO and the average of Compensation Actually Paid to our Non-CEO NEOs is significantly impacted by our stock price and TSR performance. Changes to our net income does not directly align with our outcomes on Compensation Actually Paid as net income is not used as a financial measure under our executive compensation programs and due to the stronger sensitivity of Compensation Actually Paid to our stock price and TSR performance.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,943,731
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,699,961
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,785,908
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,798,492
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,659,369
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,095,013
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,731,096
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,442,944
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,641
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,032,332
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0